Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid voyage costs	$ 284	$ 338
Inventories	6,267	6,281
Claims receivable	633	2,939
Other	899	905
Total prepaid expenses and other current assets	$ 8,083	$ 10,463